Vanguard U.S. Growth Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (97.7%)1
Communication Services (13.2%)
*	Alphabet Inc. Class C	704,709	919,617
*	Facebook Inc. Class A	4,014,397	809,463
*	Netflix Inc.	1,748,319	550,126
*	Alphabet Inc. Class A	406,122	529,620
*	Charter Communications Inc. Class A	398,153	187,136
*	Roku Inc.	907,327	145,508
*	Take-Two Interactive Software Inc.	1,105,849	134,195
*	Liberty Global plc	2,240,820	48,177
*	Zillow Group Inc. Class A	885,658	34,594
	Activision Blizzard Inc.	599,265	32,858
	Tencent Holdings Ltd. ADR	699,219	29,472
*,^	Eventbrite Inc. Class A	1,257,484	27,048
*	Pinterest Inc. Class A	1,259,788	24,541
^	Match Group Inc.	280,250	19,752
*	Electronic Arts Inc.	161,716	16,335
*	IAC/InterActiveCorp	40,939	9,117
*	Twitter Inc.	204,597	6,324
*	Liberty Global plc Class A	269,265	6,072
	TripAdvisor Inc.	140,763	3,998
	Comcast Corp. Class A	81,893	3,615
	Nexstar Media Group Inc. Class A	31,158	3,356
*	T-Mobile US Inc.	24,266	1,906
			3,542,830
Consumer Discretionary (16.5%)
*	Amazon.com Inc.	769,606	1,385,907
*,^	Tesla Inc.	1,118,671	369,094
*	Alibaba Group Holding Ltd. ADR	1,567,727	313,545
	Home Depot Inc.	1,356,034	299,019
	NIKE Inc. Class B	2,190,609	204,800
	Lululemon Athletica Inc.	861,446	194,420
	Hasbro Inc.	1,638,844	166,670
*	Dollar Tree Inc.	1,638,309	149,840
	adidas AG	423,370	132,007
	Domino's Pizza Inc.	437,208	128,670
	Kering SA	197,253	118,785
*,^	Wayfair Inc.	1,294,519	109,931
*	Chegg Inc.	2,351,282	91,159
	Hilton Worldwide Holdings Inc.	755,614	79,339
*	O'Reilly Automotive Inc.	178,775	79,069
*	Grubhub Inc.	1,734,410	74,788
*	Under Armour Inc. Class A	3,867,083	73,049
	Ross Stores Inc.	528,810	61,421
*,^	Chewy Inc.	2,029,935	50,261
	Starbucks Corp.	585,469	50,017
*	Booking Holdings Inc.	22,586	43,004
*,^	Stitch Fix Inc. Class A	1,802,463	42,502
	TJX Cos. Inc.	627,682	38,370
	eBay Inc.	707,919	25,145

* NVR Inc.	5,001	18,963
Expedia Group Inc.	178,315	18,128
H&R Block Inc.	703,447	17,150
* AutoZone Inc.	13,991	16,480
* CarMax Inc.	139,303	13,549
Target Corp.	99,766	12,472
* Under Armour Inc. Class C	591,621	10,235
Wendy's Co.	474,929	10,183
Hanesbrands Inc.	477,033	7,189
Wyndham Destinations Inc.	127,553	6,186
Gentex Corp.	125,746	3,571
* frontdoor Inc.	78,340	3,546
* Tempur Sealy International Inc.	32,149	2,729
Lowe's Cos. Inc.	19,986	2,345
* LKQ Corp.	55,765	1,967
* Etsy Inc.	32,977	1,431
		4,426,936
Consumer Staples (3.2%)
Constellation Brands Inc. Class A	1,502,568	279,568
Costco Wholesale Corp.	615,368	184,493
Estee Lauder Cos. Inc. Class A	858,140	167,741
* Monster Beverage Corp.	1,531,604	91,621
Sysco Corp.	382,526	30,812
PepsiCo Inc.	200,220	27,196
Hershey Co.	164,310	24,344
Coca-Cola Co.	434,752	23,216
Campbell Soup Co.	421,787	19,643
Casey's General Stores Inc.	17,016	2,957
* Pilgrim's Pride Corp.	82,584	2,601
		854,192
Energy (0.0%)
ConocoPhillips	99,198	5,946
ONEOK Inc.	26,714	1,898
		7,844
Financials (5.6%)
MarketAxess Holdings Inc.	574,606	232,037
KKR & Co. Inc. Class A	6,238,073	183,961
Charles Schwab Corp.	3,122,709	154,574
S&P Global Inc.	499,867	132,290
First Republic Bank	1,112,404	122,253
Progressive Corp.	1,600,430	116,911
CME Group Inc.	556,909	112,902
* Markel Corp.	92,409	104,935
Intercontinental Exchange Inc.	761,211	71,683
Marsh & McLennan Cos. Inc.	626,966	67,756
MSCI Inc. Class A	219,871	56,988
Interactive Brokers Group Inc.	953,568	46,172
Discover Financial Services	277,040	23,512
Synchrony Financial	532,439	19,919
OneMain Holdings Inc.	362,102	15,603
* Athene Holding Ltd. Class A	336,682	15,158
LPL Financial Holdings Inc.	137,380	12,687
CIT Group Inc.	197,909	9,009
* Arch Capital Group Ltd.	87,813	3,686
Voya Financial Inc.	61,213	3,568

	Everest Re Group Ltd.	7,334	1,989
			1,507,593
Health Care (12.4%)
*	Illumina Inc.	1,396,777	448,030
	UnitedHealth Group Inc.	1,200,061	335,861
*	IQVIA Holdings Inc.	1,570,497	229,261
*	Edwards Lifesciences Corp.	840,277	205,817
	AstraZeneca plc ADR	3,259,067	158,000
*	ABIOMED Inc.	768,255	150,716
	Intuitive Surgical Inc.	254,160	150,691
*	Novocure Ltd.	1,499,070	138,184
*	Penumbra Inc.	703,568	124,475
	Thermo Fisher Scientific Inc.	371,450	116,617
	Vertex Pharmaceuticals Inc.	495,831	109,951
*	Biogen Inc.	324,668	97,339
	BioMarin Pharmaceutical Inc.	1,063,248	85,815
*	Glaukos Corp.	1,248,930	80,094
*	Mettler-Toledo International Inc.	101,062	72,705
*	Alnylam Pharmaceuticals Inc.	573,215	67,146
	Zoetis Inc.	526,521	63,456
	AbbVie Inc.	695,159	60,986
	Alexion Pharmaceuticals Inc.	534,786	60,934
	Danaher Corp.	380,797	55,589
*	Seattle Genetics Inc.	342,313	41,197
	Eli Lilly & Co.	315,145	36,982
	Johnson & Johnson	267,792	36,819
	Merck & Co. Inc.	406,640	35,451
	Bristol-Myers Squibb Co.	586,703	33,407
*	Centene Corp.	514,282	31,099
*,^	Denali Therapeutics Inc.	1,657,873	29,494
	HCA Healthcare Inc.	191,653	26,575
*	Veeva Systems Inc. Class A	175,758	26,220
*	PRA Health Sciences Inc.	214,688	23,360
*,^	Moderna Inc.	1,131,513	23,038
	Stryker Corp.	111,432	22,828
	Agilent Technologies Inc.	236,099	19,070
	Cooper Cos. Inc.	56,707	17,754
*	DexCom Inc.	76,685	17,431
	McKesson Corp.	112,799	16,315
*	Henry Schein Inc.	227,189	15,653
	Amgen Inc.	52,420	12,304
	Bruker Corp.	158,088	8,093
*	Charles River Laboratories International Inc.	46,029	6,686
	Hill-Rom Holdings Inc.	56,853	6,095
	Becton Dickinson and Co.	22,692	5,866
	STERIS plc	35,295	5,335
	Gilead Sciences Inc.	71,598	4,814
*	Align Technology Inc.	17,298	4,797
*	Integra LifeSciences Holdings Corp.	73,058	4,456
	Abbott Laboratories	40,648	3,473
	Encompass Health Corp.	30,214	2,136
	AmerisourceBergen Corp. Class A	22,150	1,947
			3,330,362
Industrials (7.7%)
	Boeing Co.	833,761	305,307
	Lockheed Martin Corp.	457,603	178,936

Safran SA	991,181	162,058
TransUnion	1,607,736	138,764
* IHS Markit Ltd.	1,685,468	122,449
* CoStar Group Inc.	190,867	116,975
Northrop Grumman Corp.	323,376	113,754
Airbus SE	746,435	109,685
Union Pacific Corp.	562,740	99,037
Equifax Inc.	633,525	88,465
Watsco Inc.	467,287	83,163
Canadian National Railway Co.	770,689	70,202
* Uber Technologies Inc.	2,219,832	65,707
HEICO Corp. Class A	508,922	51,116
Fortive Corp.	639,478	46,151
* Lyft Inc. Class A	564,278	27,638
* Copart Inc.	306,076	27,241
Caterpillar Inc.	177,114	25,634
WW Grainger Inc.	78,568	24,902
Spirit AeroSystems Holdings Inc. Class A	285,158	24,806
Armstrong World Industries Inc.	237,214	22,777
AMETEK Inc.	226,521	22,428
Allison Transmission Holdings Inc.	422,313	20,440
Nielsen Holdings plc	905,594	17,704
United Parcel Service Inc. Class B	137,873	16,508
* NOW Inc.	1,322,407	14,824
Landstar System Inc.	130,543	14,544
Expeditors International of Washington Inc.	174,688	13,060
Honeywell International Inc.	52,016	9,287
L3Harris Technologies Inc.	40,908	8,226
CH Robinson Worldwide Inc.	71,871	5,523
JB Hunt Transport Services Inc.	41,465	4,794
Delta Air Lines Inc.	73,298	4,201
* JetBlue Airways Corp.	206,840	3,986
		2,060,292
Information Technology (36.1%)
Microsoft Corp.	11,197,331	1,695,052
Mastercard Inc. Class A	3,306,221	966,177
Apple Inc.	3,455,653	923,523
Visa Inc. Class A	3,691,278	681,078
* salesforce.com Inc.	2,924,618	476,391
* PayPal Holdings Inc.	3,764,540	406,608
* Adobe Inc.	1,282,784	397,060
* ServiceNow Inc.	1,321,235	373,962
* Shopify Inc. Class A	994,656	334,950
* Workday Inc. Class A	1,714,773	307,150
* Autodesk Inc.	1,346,001	243,492
NVIDIA Corp.	1,103,014	239,067
* FleetCor Technologies Inc.	555,341	170,445
* Trade Desk Inc. Class A	611,838	161,121
* Advanced Micro Devices Inc.	3,733,964	146,185
Coupa Software Inc.	788,042	120,957
SS&C Technologies Holdings Inc.	2,013,582	120,916
Global Payments Inc.	666,067	120,625
Applied Materials Inc.	1,828,705	105,882
Fidelity National Information Services Inc.	764,072	105,557
2 Adyen NV	137,315	105,302
* DocuSign Inc. Class A	1,416,944	100,901
Broadcom Inc.	316,187	99,981

	Microchip Technology Inc.	1,025,513	96,952
	CDW Corp.	711,574	96,098
*	Splunk Inc.	572,872	85,484
*	Arista Networks Inc.	396,486	77,366
*	Tyler Technologies Inc.	192,810	55,948
	Texas Instruments Inc.	429,311	51,607
	Accenture plc Class A	243,599	49,002
*	Ceridian HCM Holding Inc.	797,771	48,153
*	Yext Inc.	2,420,515	41,778
*,^	Slack Technologies Inc. Class A	1,816,583	41,454
	Square Inc.	557,626	38,543
*	Gartner Inc.	231,545	37,154
*,^	Zoom Video Communications Inc. Class A	489,147	36,441
*,^	Appian Corp. Class A	809,482	34,872
*	New Relic Inc.	498,635	33,917
	Cisco Systems Inc.	722,997	32,759
*	Fortinet Inc.	284,751	29,930
*	Paycom Software Inc.	106,796	29,562
*	Cadence Design Systems Inc.	398,317	27,982
	VMware Inc. Class A	164,358	25,577
	Booz Allen Hamilton Holding Corp. Class A	346,677	25,224
	Teradyne Inc.	388,385	24,309
*	Atlassian Corp. plc Class A	188,444	23,953
	Xilinx Inc.	242,966	22,542
*	Manhattan Associates Inc.	266,404	22,247
*	Dell Technologies Inc.	439,372	21,305
	HP Inc.	1,055,767	21,200
*	2U Inc.	768,511	19,167
*	Synopsys Inc.	110,107	15,530
	Oracle Corp.	224,897	12,626
*	Fair Isaac Corp.	30,493	11,214
*	ON Semiconductor Corp.	417,959	8,974
	Jabil Inc.	226,122	8,783
	Sabre Corp.	364,391	8,173
*	Paylocity Holding Corp.	62,120	7,599
*	NCR Corp.	220,032	7,224
*	Proofpoint Inc.	57,125	6,780
	QUALCOMM Inc.	76,325	6,377
	Broadridge Financial Solutions Inc.	47,797	5,913
*	Teradata Corp.	184,371	4,897
*	Dropbox Inc. Class A	206,898	3,826
*	Euronet Worldwide Inc.	22,066	3,469
*	PagerDuty Inc.	77,353	2,015
	International Business Machines Corp.	13,734	1,847
*	HubSpot Inc.	12,189	1,841
			9,669,996
Materials (1.1%)
	Ball Corp.	3,099,111	204,727
	Sherwin-Williams Co.	74,954	43,708
*	Element Solutions Inc.	1,322,013	15,454
	Scotts Miracle-Gro Co.	124,113	12,545
	Sealed Air Corp.	201,509	7,603
*	Berry Global Group Inc.	117,016	5,464
	CF Industries Holdings Inc.	48,451	2,239
			291,740

Other (0.4%)
3	Vanguard Growth ETF			574,591	101,932
*,§,4	WeWork Class A PP			19,046	143
					102,075
Real Estate (1.5%)
	American Tower Corp.			638,823	136,727
	Equinix Inc.			124,437	70,537
	Crown Castle International Corp.			495,381	66,213
*,^	Redfin Corp.			2,915,252	56,206
	Simon Property Group Inc.			172,356	26,062
	Omega Healthcare Investors Inc.			307,200	12,912
	American Homes 4 Rent Class A			435,142	11,623
*	CBRE Group Inc. Class A			121,645	6,936
	Iron Mountain Inc.			215,833	6,932
	UDR Inc.			138,817	6,670
	CubeSmart			122,632	3,782
	Alexandria Real Estate Equities Inc.			18,588	3,021
	Hudson Pacific Properties Inc.			33,297	1,192
					408,813
Utilities (0.0%)
	NRG Energy Inc.			171,224	6,803

Total Common Stocks (Cost $16,326,297)					26,209,476
		Coupon
Preferred Stocks (0.1%)
*,§,4,5 Airbnb Inc.		8.000%		128,123	16,130
*,§,4,5 WeWork Pfd. D1 PP				260,418	3,281
*,§,4,5 WeWork Pfd. D2 PP				204,614	2,578
Total Preferred Stocks (Cost $19,671)					21,989
Temporary Cash Investments (3.3%)1
Money Market Fund (3.1%)
6,7	Vanguard Market Liquidity Fund	1.841%		8,311,301	831,296

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.1%)
	Bank of America Securities, LLC	1.640%	12/2/19	19,400	19,400
	(Dated 11/29/19, Repurchase Value
	$19,403,000, collateralized by Federal
	Farm Credit Bank. 3.080%-3.420%,
	2/10/32-9/21/32, and Federal Home Loan
	Bank. 2.980%-4.050%, 11/28/33-5/7/35,
	with a value of $19,793,000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.547%	1/30/20	500	499
8	United States Treasury Bill	1.531%	2/13/20	22,500	22,429
					22,928
Total Temporary Cash Investments (Cost $873,493)					873,624
Total Investments (101.1%) (Cost $17,219,461)					27,105,089
					Amount
					($000)
Other Assets and Liabilities-Net (-1.1%)7					(296,195)
Net Assets (100%)					26,808,894

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $260,140,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.5% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the value of this security represented 0.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Restricted securities totaling $22,132,000, representing 0.1% of net assets. See Restricted Securities table for additional information.
5 Perpetual security with no stated maturity date.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Collateral of $270,537,000 was received for securities on loan.
8 Securities with a value of $18,940,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
			Acquisition Cost
Security Name		Acquisition Date		($000)
WeWork Pfd. D1 PP		December 2014		4,336
WeWork Pfd. D2 PP		December 2014		3,407
WeWork Class A PP		December 2014		317
Airbnb Inc.		June 2015		11,928

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	2,625	412,611	18,247
E-mini S&P Mid-Cap 400 Index	December 2019	262	52,662	1,158
				19,405

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the

U.S. Growth Fund

close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

U.S. Growth Fund

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	25,581,496	627,837	143
Preferred Stocks	—	—	21,989
Temporary Cash Investments	831,296	42,328	—
Futures Contracts—Assets[1]	6	—	—
Futures Contracts—Liabilities[1]	(1,936)	—	—
Total	26,410,862	670,165	22,132
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds	Realized				Nov. 30,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Growth ETF	95,486	—	—	—	6,446	221	—	101,932
Vanguard Market
Liquidity Fund	989,536	NA1	NA1	(1)	78	3,066	—	831,296
Total	1,085,022			(1)	6,524	3,287	—	933,228

1 Not applicable—purchases and sales are for temporary cash investment purposes.